5. Promissory Notes Payable, Convertible Notes Payable and Accured Interest Payable	12 Months Ended
Mar. 31, 2017
Notes
5. Promissory Notes Payable, Convertible Notes Payable and Accured Interest Payable

5. PROMISSORY NOTES PAYABLE, CONVERTIBLE NOTES PAYABLE AND ACCURED INTEREST PAYABLE

In fiscal year 2013, the Company raised bridge financing of approximately $435,000. The bridge financing lender received a promissory note, with interest payable at 2% per month after October 23, 2012. The original maturity date of the promissory note was October 23, 2013 and was subsequently extended until June 30, 2014 at which time the Company began paying additional interest of 2 % per month on accrued interest with an additional interest charge of .09% per month on current interest expense.  As of March 31, 2017, the note remains in default and is due in full. The Company is currently in discussions with the lender on a further extension of the maturity date. The Company has a total principal and accrued interest balance of approximately $703,000 and $576,000 as of March 31, 2017 and 2016, respectively.  Interest expense of approximately $143,000, $116,000 and $117,000 was recognized on the promissory note and accrued interest for the years ended March 31, 2017, 2016 and 2015, respectively.

In fiscal year 2014, the Company issued, in two separate tranches, 554 units of 8% redeemable promissory convertible notes (the “Notes”) together with Series C stock purchase warrants (the “Warrants”) to various accredited investors in an offering exempt from registration in the U.S pursuant to regulations D and S under the U.S. Federal Securities rules and regulations, receiving gross proceeds of $5,540,000.  The notes are convertible into 22,160,000 shares of common stock.  Each warrant entitles the holder to acquire 20,000 common shares (for a total of 11,080,000 common shares) at an exercise price of $0.30 per share and expired on December 18, 2016 and March 7, 2017.  The warrants were classified as equity, were recorded as additional paid in capital at their estimated fair value of $1,532,877, and are considered a non-cash financing activity. The Company recognized a beneficial conversion feature of $195,938 and deferred financing fees (consisting of both cash payments and the fair value of stock purchase warrants classified as equity) of $558,552 which were fully amortized using the effective interest method through the fiscal year ended March 31, 2017. The Company has accrued interest of $1,292,606 owing to holders of the convertible debentures as of March 31, 2017, of which $1,162,766 is past due.

In connection with the convertible notes, the Company recognized interest expense of $518,644, $482,759 and 464,010 for the years ended March 31, 2017, 2016 and 2015, respectively.  The Company recognized accretion expense of $91,698, $795,081 and $712,841 for the years ended March 31, 2017, 2016 and 2015, respectively.

On May 13, 2016, the Company entered into a loan agreement in the amount of $200,000.  The financing lender will receive interest payable of 1.25% per month.  The maturity date for the outstanding amount was November 30, 2016 and default interest of 2% began accruing effective that date as the loan is in default.   The Company recognized $31,442 in interest expense for the year ended March 31, 2017.  The loan is secured by the Company’s assets.

On August 1, 2016, the Company entered into a loan agreement in the amount of $200,000.  The financing lender will receive interest payable of 1.25% per month.  The maturity date for the outstanding amount was January 31, 2017 and default interest of 2% was began accruing effective of that date as the loan is in default.  The Company recognized $22,678 in interest expense for the year ended March 31, 2017.  The loan is secured by the Company’s assets.

On October 30, 2016, the Company entered into a loan agreement in the amount of $100,000.  The financing lender will receive interest payable of 1.25% per month.  The maturity date for the outstanding amount is April 30, 2017 and default interest of 2% will be paid if the outstanding amount is not paid by the maturity date.   The Company recognized $6,440 in interest expense for the year ended March 31, 2017.  The loan is secured by the Company’s assets.